Taxation (Details) - Schedule of effective income tax expense - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Effective Income Tax Expense Abstract
Loss before income tax	SFr (17,368,546)	SFr (8,221,449)	SFr (6,825,738)
Income tax at statutory tax rates applicable to results in the respective countries	2,348,057	991,120	854,636
Effect of unrecognized temporary differences	(632,031)	302,557	89,974
Effect of unrecognized taxable losses	(1,885,486)	(184,881)	(913,309)
Effect of utilization of previously unrecognized taxable losses			193,155
Effect of impairment of deferred tax assets	(75,375)		(131,055)
Effect of previously unrecognized deferred tax asset		97,458	20,977
Effect of expenses not considerable for tax purposes		(47,894)	29,549
Effect of changes in local tax legislation and/or local tax rates			110,758
Effect of impact from application of different tax rates	223,215	(531,962)	(1,750)
Income tax gain/(loss)	SFr (21,620)	SFr 21,284	SFr 193,837